UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

Ticker: MOPPX

SEMI-ANNUAL REPORT

JUNE 30, 2018

(UNAUDITED)

1-800-869-1679

www.mercatormutualfunds.com

MERCATOR INTERNATIONAL OPPORTUNITY FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2018 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
9.36%
Materials
3.36%
Money Market Fund
7.63%
Health Care
10.41%
Financials
4.36%
Energy
2.01%
Consumer Staples
1.52%
Technology
28.25%
Consumer Discretionary
22.01%
Communications
11.09%

Sectors are categorized using Bloomberg classifications.

	Mercator International Opportunity Fund
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 18.80%

Apparel & Textile Products - 0.34%
400	Brunello Cucinelli SpA (Italy)	$ 17,875

Automotive - 0.31%
120	Ferrari NV (Italy)	16,201

Banking - 0.54%
600	HSBC Holdings Plc. ADR	28,284

Biotech & Pharma - 1.06%
110	ALK-Abello A/S (Denmark) *	18,389
130	GW Pharmaceuticals Plc. ADR *	18,140
250	UCB SA (Belgium)	19,668
		56,197
Chemicals - 0.37%
340	Umicore SA (Belgium)	19,523

Commercial Services - 0.32%
30	Eurofins Scientific SE (Luxembourg)	16,697

Electrical Equipment - 0.41%
2,500	Fagerhult AB (Sweden)	21,418

Engineering & Construction Services - 0.28%
660	AF AB Class B (Sweden)	15,010

Hardware - 1.76%
400	Accesso Technology Group Plc. (United Kingdom) *	13,316
3,000	BlackBerry Ltd. (Canada) *	28,950
500	Nintendo Co., Ltd. ADR	20,395
2,600	Nokia Oyj ADR	14,950
400	SLM Solutions Group AG (Germany) *	15,281
		92,892
Health Care Facilities & Services - 0.39%

1,000	Amplifon SpA (Italy)	20,749

Home & Office Products - 0.36%
220	SodaStream International Ltd. (Israel) *	18,766

Iron & Steel - 0.31%
330	BHP Billiton Ltd. ADR	16,503

Machinery - 1.22%
110	Disco Corp. (Japan)	18,783
1,000	FANUC Corp. ADR	19,830
30	Keyence Corp. (Japan)	16,980
300	THK Co. Ltd. (Japan)	8,601
		64,194
Media - 2.25%
400	CyberAgent, Inc. (Japan) *	24,056
4,000	Entertainment One Ltd. (Canada) *	19,435
700	Schibsted ASA (Norway)	21,268
210	Shopify, Inc. (Canada) *	30,637
390	Stroeer SE & Co. KGaA (Germany)	23,625
		119,021
Medical Equipment & Devices - 0.66%
1,000	Biocartis Group NV (Belgium) *	14,300
2,000	Jeol Ltd. (Japan)	20,606
		34,906
Passenger Transportation - 0.48%
2,000	Air France-KLM (France) *	16,319
300	Norwegian Air Shuttle ASA (Norway) *	9,144
		25,463
Renewable Energy - 0.41%
450	SolarEdge Technologies, Inc. (Israel) *	21,533

Retail-Consumer Staples - 0.31%
1,200	Ocado Group Plc. (United Kingdom) *	16,288

Retail-Discretionary - 2.68%
600	ASKUL Corp. (Japan) *	19,451
250	ASOS Plc. (United Kingdom) *	20,152
2,000	Boozt AB (Sweden) *	16,264
2,000	Dustin Group AB (Sweden) *	18,028
160	Fnac Darty SA (France) *	15,225
250	Moncler SpA (Italy)	11,391
3,700	OVS SpA (Italy) *	12,086
650	Pandora A/S ADR	11,349
310	Zalando SE (Germany) *	17,337
		141,283

Semiconductors - 2.22%
800	Advantest Corp (Japan)	16,673
1,350	Aixtron SE (Germany) *	17,507
400	Ams AG (Austria)	29,798
110	ASML Holding NV ADR	21,777
2,500	Nordic Semiconductor ASA (Norway) *	16,014
700	STMicroelectronics NV ADR	15,484
		117,253
Software - 0.92%
400	Basware Oyj (Finland) *	16,824
1,000	Materialise NV ADR *	12,980
1,600	RaySearch Laboratories AB (Sweden) *	18,766
		48,570
Specialty Finance - 0.35%
800	Intrum Justitia AB (Sweden)	18,578

Software - 0.38%
400	G5 Entertainment AB (Sweden)	19,945

Technology Services - 0.47%
450	Baozun, Inc. ADR *	24,615

TOTAL COMMON STOCKS (Cost $1,014,683) - 18.80%		991,764

MONEY MARKET FUND - 1.55%
81,876	First American Government Obligations Fund Class X 1.79% **	81,876
TOTAL MONEY MARKET FUND (Cost $81,876) - 1.55%		81,876

TOTAL INVESTMENTS (Cost $1,096,559) - 20.35%		1,073,640

OTHER ASSETS LESS LIABILITIES, NET - 79.65%		4,201,472

NET ASSETS - 100.00%		$ 5,275,112

As of June 30, 2018, the breakout of the Fund's portfolio by country was as follows:
	Country	% of Net Assets
	Austria	0.56%
	Belgium	1.01%
	Canada	1.50%
	Denmark	0.35%
	Finland	0.32%
	France	0.60%

Germany	1.40%
Israel	0.76%
Italy	1.48%
Japan	2.37%
Luxembourg	0.32%
Norway	0.88%
Sweden	2.43%
United Kingdom	0.94%
United States	5.42%
20.35%
* Non-income producing securities during the period.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund
Statement of Assets and Liabilities
June 30, 2018 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,096,559)	$ 1,073,640
Cash	1,000
Receivables:
Dividends and Interest	346
Due from Adviser	16,486
Shareholder Subscriptions	4,208,267
Prepaid Expenses	3,533
Total Assets	5,303,272
Liabilities:
Portfolio Securities Purchased	18,608
Administrative Fees	459
Chief Compliance Officer Fees	459
Accrued Expenses	8,634
Total Liabilities	28,160

Net Assets	$ 5,275,112

Net Assets Consist of:
Paid In Capital	$ 5,298,552
Undistributed Net Investment Income	70
Realized Loss on Investments	(591)
Unrealized Depreciation in Value of Investments	(22,919)
Net Assets, for 525,372 Shares Outstanding	$ 5,275,112

Net Asset Value Per Share	$ 10.04

The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund
Statement of Operations
For the period April 2, 2018 (commencement of investment operations) through June 30, 2018 (Unaudited)

Investment Income:
Dividends (a)	$ 1,459
Interest	337
Total Investment Income	1,796

Expenses:
Advisory fees	1,686
Audit fees	4,558
Custody	3,194
Legal fees	2,926
Transfer Agent fees	2,917
Chief Compliance Officer fees	1,459
Administrative Fees	1,459
NSCC fees	756
Insurance fees	432
Other expenses	344
Printing and Mailing fees	167
Total Expenses	19,898
Less fees waived and expenses reimbursed by Advisor	(18,172)
Net Expenses	1,726

Net Investment Income	70

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(591)
Net Change in Unrealized Depreciation on Investments	(22,919)
Realized and Unrealized Loss on Investments	(23,510)

Net Decrease in Net Assets Resulting from Operations	$ (23,440)

(a) Net of Foreign withholding taxes of $385.
The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended
6/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 70
Net Realized Loss on Investments	(591)
Unrealized Depreciation on Investments	(22,919)
Net Decrease in Net Assets Resulting from Operations	(23,440)

Capital Share Transactions	5,198,552

Total Increase in Net Assets	5,175,112

Net Assets:
Beginning of Period	100,000

End of Period (Including Undistributed Net Investment Loss of $591.	$ 5,275,112

* For the period April 2, 2018 (commencement of investment operation) through June 30, 2018.
The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(c)
	6/30/2018

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.00	(d)
Net Gain on Securities (Realized and Unrealized)	0.04
Total from Investment Operations	0.04

Net Asset Value, at End of Period	$ 10.04

Total Return **	0.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,275
Ratio of Expenses to Average Net Assets
Before Reimbursement	13.79%	(a)
After Reimbursement	1.20%	(a)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement	0.05%	(a)
Portfolio Turnover	7.30%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
(c) For the period April 2, 2018 (commencement of investment operation) through June 30, 2018.
(d) Amount is less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (UNAUDITED)

1.  ORGANIZATION

The Mercator International Opportunity Fund (the “Fund”) was organized as a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware.  The Trust is authorized and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Belpointe Asset Management, LLC (the “Adviser”).

The Fund’s investment objective is to provide you with long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (UNAUDITED)

 Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (UNAUDITED)

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of June 30, 2018, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2018 (Total)
Assets
Common Stocks	$ 991,764	$ -	$ -	$ 991,764
Money Market Funds	81,876	-	-	81,876
Total	$ 1,073,640	$ -	$ -	$ 1,073,640

During the period ended June 30, 2018, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (UNAUDITED)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended June 30, 2018, related to uncertain tax positions taken on returns filed for open tax year (2018), or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily, for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV, for each class, is divided by the total number of shares outstanding, for each class, to determine the NAV of each share.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (UNAUDITED)

SUBSEQUENT EVENTS: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of these financial statements.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of the Management Agreement between the Trust and the Adviser, with respect to the Fund (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust (the “Board”), provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.19% of the average daily net assets of the Fund.

The Agreement will continue for an initial term of two years, and thereafter may be renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through February 28, 2019, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.65% of the average daily net assets attributable to the Institutional Class shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years from the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This waiver and reimbursement agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

For the period April 2, 2018 (commencement of investment operations) through June 30, 2018, the Adviser earned $1,686 in advisory fees.  During the same period, the Adviser waived and reimbursed fees of $18,172.  At June 30, 2018, the Adviser owed the Fund $16,486.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (UNAUDITED)

4.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended June 30, 2018, were as follows:

Purchases	$ 1,075,051
Sales	$ 45,495

5.  CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were unlimited shares authorized at no par value for the Fund.  Paid in capital for the period ended June 30, 2018 amounted to $5,298,552.  The following table summarizes transactions in capital for the period:

Institutional Class	April 2, 2018 (commencement of investment operations) through June 30, 2018
	Shares	Amount
Shares Sold	535,565	$5,402,208
Shares Redeemed	(10,193)	(103,730)
Net Increase	525,372	$5,298,478

6.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

7.  FEDERAL INCOME TAX

For Federal Income Tax purposes, the cost of investments owned at June 30, 2018 is $1,096,559.  As of June 30, 2018, the gross unrealized appreciation on a tax basis totaled $39,910 and the gross unrealized depreciation totaled $62,829 for a net unrealized depreciation of $22,919.

As of June 30, 2018 the components of accumulated earnings on a tax basis were as follows:

Net unrealized depreciation

$    (22,919)

Undistributed long-term capital gain

                  -

Undistributed ordinary income

               70

Total

$    (22,849)

No distributions were paid for the period ended June 30, 2018.

8.  BENEFICIAL OWNERSHIP

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (UNAUDITED)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2018, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 93% of the voting securities of the Fund and may be deemed to control the Fund.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

EXPENSE ILLUSTRATION

       JUNE 30, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Mercator International Opportunity Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, April 2, 2018 (commencement of investment operations) through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 2, 2018	June 30, 2018	April 2, 2018 to June 30, 2018

Actual	$1,000.00	$1,004.00	$2.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.37	$2.97

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the one-half year period).

MERCATOR INTERNATIONAL OPPORTUNITY FUND

TRUSTEES & OFFICERS

JUNE 30, 2018 (UNAUDITED)

The following tables provide information about Board of Trustees and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	1	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	1	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	1	None

1The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

MERCATOR INTERNATIONAL OPPORTUNITY FUND

TRUSTEES & OFFICERS

JUNE 30, 2018 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	1	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	1	N/A
Brandon Pokersnik Year of Birth: 1978	Secretary and Chief Compliance Officer	since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Year of Birth: 1965	Treasurer	since November 2017	Tax Attorney (self-employed), since 2012	N/A	N/A

1 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because of his ownership interest in the Adviser.  Gregory Skidmore is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because of his affiliation with the Adviser.

2The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

ADDITIONAL INFORMATION

JUNE 30, 2018 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free 1-800-869-1679 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser

Belpointe Asset Management, LLC

Sub-Adviser

Mercator Investment Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of Mercator International Opportunity Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 10, 2018

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: September 10, 2018